Expense Example	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	676	890	1,121	1,784	283	566	975	2,116	132	412	713	1,568	82	255	444	990	70	221	384	859	682	908	1,151	1,849	289	585	1,006	2,180	138	431	745	1,635	88	274	477	1,061	72	224	390	871	675	939	1,223	2,031	282	618	1,079	2,359	131	464	820	1,823	81	308	554	1,259	74	263	468	1,059